23. Other Liabilities and Other Deferred Income (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other Liabilities And Other Deferred Income Details
Other deferred income	$ 306,055	$ 301,800	$ 276,496
Other liabilities	2,797	0	82,138
Total other liabilities and other deferred income	$ 308,852	$ 301,800	$ 358,634